UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Altrinsic Global Advisors, LLC

Address:  100 First Stamford Place
          Stamford, Connecticut 06902

13F File Number: 28-10104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Hock
Title:  Managing Member
Phone:  (203) 324-6900


Signature, Place and Date of Signing:

/s/ John Hock                      Stamford, CT              November 9, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

orm 13F Information Table Entry Total:   90

Form 13F Information Table Value Total: $706,395
                                     (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE


Altrinsic Global Advisors LLC
PORTFOLIO HOLDINGS
30-Sep-05


COLUMN 1                         COLUMN  2         COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7     COLUMN 8

                                 TITLE                          VALUE    SHRS OR   SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS          CUSIP        (x1000)  PRN AMT   PRN CALL  DISCRETION   MGRS    SOLE  SHARED  NONE
--------------                   --------          -----        -------  -------   --- ----  ----------   ----    ----  ------  ----
AFFYMETRIX INC                   COM               00826T108     1,196      25,862           SOLE         NONE    SOLE
AFLAC INC                        COM               001055102     1,903      42,000           SOLE         NONE    SOLE
ALEXION PHARMACEUTICALS INC      COM               015351109     1,659      60,000           SOLE         NONE    SOLE
ALPHARMA INC                     CL A              020813101     2,487     100,000           SOLE         NONE    SOLE
ALTRIA GROUP INC                 COM               02209s103    19,424     263,524           SOLE         NONE    SOLE
AMBAC FINL GROUP INC             COM               023139108    25,495     353,802           SOLE         NONE    SOLE
AMERICAN EXPRESS                 COM               025816109     1,924      33,500           SOLE         NONE    SOLE
AMERICAN INTL GROUP INC          COM               026874107     2,057      33,191           SOLE         NONE    SOLE
APACHE CORP                      COM               037411105     7,525     100,044           SOLE         NONE    SOLE
ATI TECHNOLOGIES INC             COM               001941103    12,351     886,000           SOLE         NONE    SOLE
BAXTER INTL INC                  COM               071813109     7,212     180,900           SOLE         NONE    SOLE
BIOENVISION INC                  COM               09059N100     2,650     330,000           SOLE         NONE    SOLE
BIOMARIN PHARMACEUTICAL INC      COM               09061G101    11,359   1,301,100           SOLE         NONE    SOLE
BIOMET INC                       COM               090613100     4,165     120,000           SOLE         NONE    SOLE
BOSTON SCIENTIFIC CORP           COM               101137107     7,238     309,700           SOLE         NONE    SOLE
BP PLC                           SPONSORED ADR     055622104    32,759     462,370           SOLE         NONE    SOLE
BRISTOL MYERS SQUIBB CO          COM               110122108    15,032     624,754           SOLE         NONE    SOLE
CALIPER LIFE SCIENCES INC        COM               130872104       844     120,000           SOLE         NONE    SOLE
CAPITAL SR LIVING CORP           COM               140475104     1,462     175,100           SOLE         NONE    SOLE
CARACO PHARMACEUTICAL LABS       COM               14075T107     1,574     181,100           SOLE         NONE    SOLE
CENDANT CORP                     COM               151313103     7,205     349,089           SOLE         NONE    SOLE
CISCO SYS INC                    COM               17275r102     8,626     481,355           SOLE         NONE    SOLE
CITIGROUP INC                    COM               172967101     2,331      51,200           SOLE         NONE    SOLE
CLEAR CHANNEL COMMUNICATIONS     COM               184502102       335      10,200           SOLE         NONE    SOLE
COSTCO WHSL CORP NEW             COM               22160K105     7,473     173,419           SOLE         NONE    SOLE
ECLIPSYS CORP                    COM               278856109     4,549     255,000           SOLE         NONE    SOLE
EDP ENERGIAS DE PORTUGAL         SPONSORED ADR     268353109     4,081     146,266           SOLE         NONE    SOLE
ELAN PLC                         ADR               284131208     3,455     390,000           SOLE         NONE    SOLE
EOG RES INC                      COM               26875P101    10,943     146,107           SOLE         NONE    SOLE
EVEREST RE GROUP LTD             COM               G3223R108     5,996      61,250           SOLE         NONE    SOLE
FISHER SCIENTIFIC INTL INC       COM NEW           338032204     5,299      85,400           SOLE         NONE    SOLE
FOSTER WHEELER LTD INC           SHS NEW           G36535139     7,392     239,300           SOLE         NONE    SOLE
FURNITURE BRANDS INTL INC        COM               360921100       469      26,000           SOLE         NONE    SOLE
GANNETT INC                      COM               364730101       544       7,900           SOLE         NONE    SOLE
GENERAL ELEC CO                  COM               369604103    13,114     389,486           SOLE         NONE    SOLE
GRUPO TELEVISA SA DE CV          SP ADR REPORD     40049J206       660       9,200           SOLE         NONE    SOLE
HEINZ HJ CO                      COM               423074103     7,791     213,217           SOLE         NONE    SOLE
HOME DEPOT INC                   COM               437076102       259       6,800           SOLE         NONE    SOLE
HONDA MOTOR LTD                  AMERN SHS         438128308     2,039      71,800           SOLE         NONE    SOLE
HOSPIRA INC                      COM               441060100     3,687      90,000           SOLE         NONE    SOLE
IAC INTERACTIVECORP              COM NEW           44919P300     6,222     245,436           SOLE         NONE    SOLE
IMCLONE SYS INC                  COM               45245W109    49,484   1,573,411           SOLE         NONE    SOLE
IMMUNICON CORP DEL COM           COM               45260A107       494     125,600           SOLE         NONE    SOLE
INTL PAPER CO                    COM               460146103    10,844     363,906           SOLE         NONE    SOLE
IVAX CORP                        COM               465823102     6,570     249,250           SOLE         NONE    SOLE
JPMORGANCHASE & CO               COM               46625h100    19,502     574,766           SOLE         NONE    SOLE
KING PHARAMACEUTICALS INC        COM               495582108    20,183   1,312,300           SOLE         NONE    SOLE
KNIGHT-RIDDER INC                COM               499040103       405       6,900           SOLE         NONE    SOLE
KOOKMIN BK NEW                   SPONSORED ADR     50049m109    14,543     245,456           SOLE         NONE    SOLE
LEXMARK INTL INC                 CL A              529771107     7,271     119,100           SOLE         NONE    SOLE
LIBERTY MEDIA CORP NEW           COM SER A         530718105    19,926   2,475,323           SOLE         NONE    SOLE
LUCENT TECHNOLOGIES INC          COM               549463107    16,747   5,152,985           SOLE         NONE    SOLE
MCDONALDS CORP                   COM               580135101     7,115     212,454           SOLE         NONE    SOLE
MEDAREX INC                      COM               583916101     1,831     192,300           SOLE         NONE    SOLE
MICROSOFT CORP                   COM               594918104       792      30,800           SOLE         NONE    SOLE
MILLENNIUM PHARMACEUTICALS I     COM               599902103     2,099     225,000           SOLE         NONE    SOLE
MOLSON COORS BREWING CO          CL B              60871R209    19,171     299,507           SOLE         NONE    SOLE
MORGAN STANLEY                   NEW               617446448     5,140      95,300           SOLE         NONE    SOLE
NABORS INDUSTRIES LTD            SHS               G6359F103     6,005      83,596           SOLE         NONE    SOLE
NOBLE ENERGY INC                 COM               655044105    24,095     513,758           SOLE         NONE    SOLE
OFFICEMAX INC DEL                COM               67622P101    11,607     366,500           SOLE         NONE    SOLE
OMNICOM GROUP INC                COM               681919106       468       5,600           SOLE         NONE    SOLE
ORACLE CORP                      COM               68389x105    10,452     842,927           SOLE         NONE    SOLE
OSI PHARMACEUTICALS INC          COM               671040103     1,491      51,000           SOLE         NONE    SOLE
PROCTER & GAMBLE CO              COM               742718109       553       9,300           SOLE         NONE    SOLE
PROTECTIVE LIFE CORP             COM               743674103    11,714     284,469           SOLE         NONE    SOLE
PROTEIN DESIGN LABS INC          COM               74369l103     1,680      60,000           SOLE         NONE    SOLE
PSS WORLD MEDICAL INC            COM               69366A100     3,202     240,000           SOLE         NONE    SOLE
PSYCHIATRIC SOLUTIONS INC        COM               74439H108     6,063     111,800           SOLE         NONE    SOLE
RENAISSANCERE HOLDINGS LTD       COM               G7496G103       866      19,800           SOLE         NONE    SOLE
REPUBLIC SVCS INC                COM               760759100     8,902     252,261           SOLE         NONE    SOLE
RITE-AID CORP                    COM               767754104     4,656   1,200,000           SOLE         NONE    SOLE
SHIRE PHARMACEUTICALS GRP        SPONSORED ADR     82481R106     7,860     212,500           SOLE         NONE    SOLE
SPRINT NEXTEL CORP               COM               852061100    18,743     788,199           SOLE         NONE    SOLE
STORA ENSO CORP                  SPON ADR REP R    86210M106     7,634     552,000           SOLE         NONE    SOLE
TELEFONOS DE MEXICO SA           SPON ADR ORD L    879403780     9,130     429,245           SOLE         NONE    SOLE
TELESP CELULAR PART SA           SPON ADR PFD      87952L108     1,912     489,100           SOLE         NONE    SOLE
TELIK INC.                       COM               87959M109       599      36,600           SOLE         NONE    SOLE
TENET HEALTHCARE CORP            COM               88033G100    23,655   2,106,418           SOLE         NONE    SOLE
TJX CO INC NEW                   COM               872540109       274      13,400           SOLE         NONE    SOLE
TORCHMARK CORP                   COM               891027104    18,605     352,163           SOLE         NONE    SOLE
TYCO INTL LTD NEW                COM               902124106    20,966     752,807           SOLE         NONE    SOLE
UNISYS CORP                      COM               909214108     3,814     574,448           SOLE         NONE    SOLE
UNITED TECHNOLOGIES CORP         COM               913017109       840      16,200           SOLE         NONE    SOLE
VODAFONE GROUP PLC NEW           SPONSORED ADR     92857W100    10,045     386,800           SOLE         NONE    SOLE
WACHOVIA CORP 2ND NEW            COM               929903102     1,713      36,000           SOLE         NONE    SOLE
WAL-MART STORES INC              COM               931142103       736      16,800           SOLE         NONE    SOLE
WEBMD CORP                       COM               94769M105     3,546     320,000           SOLE         NONE    SOLE
WRIGLEY WM JR CO                 COM               982526105       561       7,800           SOLE         NONE    SOLE
WYETH                            COM               983024100    19,102     412,828           SOLE         NONE    SOLE


03716.0001 #615694